INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE TAX RATE

The Company’s effective income tax rate differs from the amount computed by applying the federal statutory income tax rate to loss before income taxes as follows:

	December 31, 2024	December 31, 2023
Income tax benefit at federal statutory rate	(21.0)%	(21,0)%
State income tax benefit, net of federal benefit	(5.0)%	(5.0)%
Change in valuation allowance	26%	26.0%
Income taxes at effective rate	-%	-%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities and tax credit and operating loss carryforward that create deferred tax assets and liabilities are as follows:

	2024	2023
Tax Operating Loss Carryforward	$9,900,000	$7,800,000
Unamortized Research and Development Costs	207,000	175,000
Valuation Allowance	(10,107,000)	(7,975,000)
Deferred Tax Assets, Net	$-	$-